Capital Assets - Summary of Capital Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ 41,113
Depreciation expense			$ 3,632
Impairments (note 25)	7,070	$ 5,689
Ending balance	21,471	41,113
Application of IFRS 16
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	40,070
Ending balance		40,070
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	63,272	57,705
Additions	975	5,680
Disposals	(128)	(510)
Sold - discontinued operations (note 5)	(13,825)
Effect of foreign exchange differences	(359)	397
Ending balance	48,765	63,272	57,705
Cost | Application of IFRS 16
Disclosure Of Property Plant And Equipment [Line Items]
Impact of adopting IFRS 16				$ (1,170)
Cost | Adjusted Balance
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	62,102
Ending balance		62,102
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	22,159	12,451
Depreciation expense	3,734	4,086
Disposals	(122)	(182)
Impairments (note 25)	7,070	5,689
Sold - discontinued operations (note 5)	(5,342)
Effect of foreign exchange differences	(78)	115
Ending balance	27,294	22,159	12,451
Accumulated Depreciation | Application of IFRS 16
Disclosure Of Property Plant And Equipment [Line Items]
Impact of adopting IFRS 16				(127)
Accumulated Depreciation | Adjusted Balance
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	22,032
Ending balance		22,032
Land and Buildings
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	4,153
Ending balance	3,958	4,153
Land and Buildings | Application of IFRS 16
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	4,153
Ending balance		4,153
Land and Buildings | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	4,567	4,539
Additions		28
Ending balance	4,567	4,567	4,539
Land and Buildings | Cost | Adjusted Balance
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	4,567
Ending balance		4,567
Land and Buildings | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	414	219
Depreciation expense	195	195
Ending balance	609	414	219
Land and Buildings | Accumulated Depreciation | Adjusted Balance
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	414
Ending balance		414
Leasehold Improvements
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	11,613
Ending balance	5,129	11,613
Leasehold Improvements | Application of IFRS 16
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	11,613
Ending balance		11,613
Leasehold Improvements | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	16,034	12,824
Additions	61	2,977
Disposals	(5)
Sold - discontinued operations (note 5)	(7,307)
Effect of foreign exchange differences	(225)	233
Ending balance	8,558	16,034	12,824
Leasehold Improvements | Cost | Adjusted Balance
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	16,034
Ending balance		16,034
Leasehold Improvements | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	4,421	3,726
Depreciation expense	786	641
Disposals	(2)
Impairments (note 25)	559
Sold - discontinued operations (note 5)	(2,297)
Effect of foreign exchange differences	(38)	54
Ending balance	3,429	4,421	3,726
Leasehold Improvements | Accumulated Depreciation | Adjusted Balance
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	4,421
Ending balance		4,421
Production and Laboratory Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	23,814
Ending balance	11,621	23,814
Production and Laboratory Equipment | Application of IFRS 16
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	22,771
Ending balance		22,771
Production and Laboratory Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	38,885	36,787
Additions	712	2,396
Disposals	(109)	(452)
Sold - discontinued operations (note 5)	(5,774)
Effect of foreign exchange differences	(127)	154
Ending balance	32,417	38,885	36,787
Production and Laboratory Equipment | Cost | Application of IFRS 16
Disclosure Of Property Plant And Equipment [Line Items]
Impact of adopting IFRS 16				(1,170)
Production and Laboratory Equipment | Cost | Adjusted Balance
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	37,715
Ending balance		37,715
Production and Laboratory Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	15,071	6,962
Depreciation expense	2,136	2,511
Disposals	(106)	(146)
Impairments (note 25)	6,408	5,689
Sold - discontinued operations (note 5)	(2,550)
Effect of foreign exchange differences	(36)	55
Ending balance	20,796	15,071	6,962
Production and Laboratory Equipment | Accumulated Depreciation | Application of IFRS 16
Disclosure Of Property Plant And Equipment [Line Items]
Impact of adopting IFRS 16				$ (127)
Production and Laboratory Equipment | Accumulated Depreciation | Adjusted Balance
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	14,944
Ending balance		14,944
Furniture and Computer Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	1,533
Ending balance	763	1,533
Furniture and Computer Equipment | Application of IFRS 16
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	1,533
Ending balance		1,533
Furniture and Computer Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	3,786	3,555
Additions	202	279
Disposals	(14)	(58)
Sold - discontinued operations (note 5)	(744)
Effect of foreign exchange differences	(7)	10
Ending balance	3,223	3,786	3,555
Furniture and Computer Equipment | Cost | Adjusted Balance
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	3,786
Ending balance		3,786
Furniture and Computer Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	2,253	1,544
Depreciation expense	617	739
Disposals	(14)	(36)
Impairments (note 25)	103
Sold - discontinued operations (note 5)	(495)
Effect of foreign exchange differences	(4)	6
Ending balance	2,460	2,253	$ 1,544
Furniture and Computer Equipment | Accumulated Depreciation | Adjusted Balance
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ 2,253
Ending balance		$ 2,253